S000013694 [Member] Investment Strategy - iShares 0-1 Year Treasury Bond ETF	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the ICE® Short US Treasury Securities Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of less than or equal to one year. Under normal circumstances, the Fund will seek to maintain a weighted average maturity of less than one year. Weighted average maturity is the U.S. dollar weighted average of the remaining term to maturity of the underlying securities in the Fund’s portfolio. As of February 28, 2026, there were 104 issues in the Underlying Index.
The Underlying Index is market value-weighted based on amounts outstanding of issuances consisting of publicly issued U.S. Treasury securities that have a remaining term to final maturity of less than or equal to one year as of the rebalance date and $1 billion or more of outstanding face value, excluding amounts held by the Federal Reserve System Open Market Account. In addition, the securities in the Underlying Index must have a fixed coupon schedule and be denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked debt and zero-coupon bonds that have been stripped from coupon-paying bonds (e.g., Separate Trading of Registered Interest and Principal of Securities). However, the amounts outstanding of qualifying coupon securities are not reduced by any individual components of such securities (i.e., coupon or principal) that have been stripped after inclusion in the Underlying Index. Securities issued or marketed primarily to retail investors do not qualify for inclusion in the Underlying Index. The Underlying Index is rebalanced on the last calendar day of each month.
The Underlying Index’s cash from coupon payments and the proceeds of maturing component securities will receive a return equal to that of the ICE US 1-Month Treasury Bill Index from the point of which cash is received until the end of the month. The Underlying Index’s cash position is treated as cash and cash equivalents by the Fund, so the Fund may have material positions in cash and cash equivalents, including money market funds. Prior to October 31, 2025, the cash from coupon payments and the proceeds of maturing component securities did not earn any reinvestment income.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration (i.e., an instrument's price sensitivity to a change in interest rates), maturity or credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund will invest at least 80% of its assets in the component securities of the Underlying Index, and the Fund will invest at least 90% of its assets in U.S. Treasury securities that BFA believes will help the Fund track the Underlying Index. The Fund will invest no more than 10% of its assets in futures, options and swaps contracts that BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
The Underlying Index is sponsored by ICE Data Indices, LLC (the “Index Provider” or “IDI”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.